OPERATING COSTS - Summary of operating costs (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Operating Costs and Expenses [Abstract]
Rental cost	¥ 975,342	¥ 664,732	¥ 414,217
Depreciation expenses	207,814	145,768	97,595
Personnel cost	23,698	21,092	15,511
Cost for value-added services and others	98,138	66,367	20,295
Total	¥ 1,304,992	¥ 897,959	¥ 547,618